Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016
Accounts Payable	$ 24,365	$ 1,318
Accrued Expenses	10,000
Accounts payable and accrued expense	$ 34,365	1,318
Save on Transport Inc [Member]
Legal and Professional		1,318
Accounts payable and accrued expense		$ 1,318